Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consists of the following:

	December 31, 2022	December 31, 2021
Building and improvements	$166	$196
Furniture, office and computer equipment	306	465
Manufacturing and laboratory equipment	—	11
	472	672
Less: accumulated depreciation	463	603
Property, plant and equipment, net	$9	$69